CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS EQUITY (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock issuance, net of offering cost (in shares)	360,815
Common stock, issuance cost (in Dollars)				$ 139
Cash dividends (in dollars per share)		$ 1.07	$ 1.04	$ 1.04
Common Stock [Member]
Common stock issuance, net of offering cost (in shares)		585	400
Dividend reinvestment and purchase plan (in shares)		20,393	19,791	25,751
Cash dividends (in dollars per share)			$ 1.04	$ 1.04
Retained Earnings [Member]
Cash dividends (in dollars per share)	$ 0.81
Treasury Stock [Member]
Dividend reinvestment and purchase plan (in shares)	11,712
Purchase of treasury stock (in Shares)		196,635